Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 49	$ 37
Bank deposits	5,961	7,720
Total cash and cash equivalent	$ 6,010	$ 7,757